COMMITMENTS - Narrative (Details) t in Millions		6 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) t
Disclosure of commitments [line items]
Commitments in relation to associates		$ 1,308,000,000	$ 1,276,000,000
Commitments in relation to joint ventures		1,450,000,000	1,570,000,000
Provision of guarantees or collateral by entity, third party transactions		115,000,000	150,000,000
Pledges of property, plant and equipment		126,000,000	136,000,000
Supply commitment, remaining minimum amount committed		266,000,000	211,000,000
Ilva S.p.A.
Disclosure of commitments [line items]
Industrial capital expenditure commitments			1,357,000,000
Environmental capital expenditure commitments			583,000,000
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of commitments [line items]
Contractual capital commitments		126,000,000	126,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of commitments [line items]
Contractual capital commitments		176,000,000	196,000,000
Total amount of investment program				$ 1,000,000,000
Construction capacity of investment program (in tonnes) | t				2.5
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		108,000,000
Maximum fine for non-compliance with agreement		$ 20,000,000	19,000,000
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Notional amount	$ 5,146,000,000
Borrowings, term	10 years
Asset-based revolving credit facility | South Africa | Operating subsidiaries
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 150,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		78,000,000
Kryvyi Rih Industrial Gas
Disclosure of commitments [line items]
Commitments in relation to associates		590,000,000	561,000,000
Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		4,396,000,000	4,477,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral		343,000,000	173,000,000
Associates
Disclosure of commitments [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral		348,000,000	407,000,000
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		674,000,000	737,000,000
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		563,000,000	604,000,000
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		265,000,000	226,000,000
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		344,000,000	347,000,000
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		263,000,000	242,000,000
ArcelorMittal Nippon Steel India Limited | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		3,088,000,000	3,088,000,000
CACIB
Disclosure of commitments [line items]
Obligation to deliver follow-on funding			$ 260,000,000
Acciaierie d'Italia Holding | Joint ventures
Disclosure of commitments [line items]
Increase in commitments within sureties, guarantees, LOC, pledges, and other collateral		$ 119,000,000